Borrowings - Principal Payments Due (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Long Term Debt By Maturity [Abstract]
2015	$ 8,223
2016	18,212
2017	20,624
2018	487,552
Total	$ 534,611